Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109

                                   January 7, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Putnam High Yield Trust (Reg. No. 2-60492) (811-2796) (the "Fund") Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 26 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 1999.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                                  Very truly yours,

                                  Putnam High Yield Trust

                         By:      /s/ Gordon H. Silver
                                  --------------------
                                  Gordon H. Silver
                                  Vice President


cc: Gregory Pusch, Esq., Ropes & Gray